Canada Life Insurance Company of New York
               Canada Life of New York Variable Annuity Account 2
                               Annual Report N-30D
                         File Nos. 811-07776, 033-64240
                                  (Trillium(R))

The information required to be contained in this report for the period ending December 31, 2003 includes the following previously filed annual reports for the underlying funds of the above-referenced Registrant, which are incorporated herein by reference:

Seligman Portfolios, Inc.:

Seligman Capital Portfolio
File No. 811-05221
Form N-CSR
Filed via EDGAR and accepted on March 11, 2004
Accession No. 0001015402-04-000905

Seligman Cash Management Portfolio
File No. 811-05221
Form N-CSR
Filed via EDGAR and accepted on March 11, 2004
Accession No. 0001015402-04-000905

Seligman Common Stock Portfolio
File No. 811-05221
Form N-CSR
Filed via EDGAR and accepted on March 11, 2004
Accession No. 0001015402-04-000905

Seligman Communications and Information Portfolio
File No. 811-05221
Form N-CSR
Filed via EDGAR and accepted on March 11, 2004
Accession No. 0001015402-04-000905

Seligman Frontier Portfolio
File No. 811-05221
Form N-CSR
Filed via EDGAR and accepted on March 11, 2004
Accession No. 0001015402-04-000905

Seligman Global Growth Portfolio
File No. 811-05221
Form N-CSR
Filed via EDGAR and accepted on March 11, 2004
Accession No. 0001015402-04-000905

Seligman Global Smaller Companies Portfolio
File No. 811-05221
Form N-CSR
Filed via EDGAR and accepted on March 11, 2004
Accession No. 0001015402-04-000905

Seligman Global Technology Portfolio
File No. 811-05221
Form N-CSR
Filed via EDGAR and accepted on March 11, 2004
Accession No. 0001015402-04-000905

Seligman High-Yield Bond Portfolio
File No. 811-05221
Form N-CSR
Filed via EDGAR and accepted on March 11, 2004
Accession No. 0001015402-04-000905

Seligman Income and Growth Portfolio (formerly Seligman Income Portfolio) File No. 811-05221
Form N-CSR
Filed via EDGAR and accepted on March 11, 2004
Accession No. 0001015402-04-000905

Seligman International Growth Portfolio
File No. 811-05221
Form N-CSR
Filed via EDGAR and accepted on March 11, 2004
Accession No. 0001015402-04-000905

Seligman Investment Grade Fixed Income Portfolio
File No. 811-05221
Form N-CSR
Filed via EDGAR and accepted on March 11, 2004
Accession No. 0001015402-04-000905

Seligman Large-Cap Growth Portfolio
File No. 811-05221
Form N-CSR
Filed via EDGAR and accepted on March 11, 2004
Accession No. 0001015402-04-000905

Seligman Large-Cap Value Portfolio
File No. 811-05221
Form N-CSR
Filed via EDGAR and accepted on March 11, 2004
Accession No. 0001015402-04-000905

Seligman Small-Cap Value Portfolio
File No. 811-05221
Form N-CSR
Filed via EDGAR and accepted on March 11, 2004
Accession No. 0001015402-04-000905